Employee Benefits Plans (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Income, Defined Benefit Plan, Net Prior Service Cost (Credit) Arising During Period, before Tax	$ 0	$ 7	$ (2)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0	0
Defined Benefit Plan Special Termination Benefits	0	0
Defined Benefit Plan, Actual Return on Plan Assets	0	0
Defined Benefit Plan, Plan Amendments	0	0
Other Comprehensive Income, Defined Benefit Plan, Net Prior Service Cost (Credit) Arising During Period, before Tax	0	0
U.S. | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	(62)	(196)	(131)
Defined Benefit Plan Special Termination Benefits	0	3
Defined Benefit Plan, Actual Return on Plan Assets	273	(112)
Defined Benefit Plan, Plan Amendments	0	0
Other Comprehensive Income, Defined Benefit Plan, Net Prior Service Cost (Credit) Arising During Period, before Tax	0	0
U.S. | Qualified Plan [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	(62)	(196)	(131)
Foreign Plan [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0	$ 0
Defined Benefit Plan Special Termination Benefits	1	0
Defined Benefit Plan, Actual Return on Plan Assets	529	(106)
Defined Benefit Plan, Plan Amendments	0	7
Other Comprehensive Income, Defined Benefit Plan, Net Prior Service Cost (Credit) Arising During Period, before Tax	0	$ 7
Fair Value, Inputs, Level 3 [Member] | U.S. | Participating interest in annuity contract | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Period Increase (Decrease)	7
Defined Benefit Plan, Actual Return on Plan Assets	$ (4)